GOF-P19 10/26

SUPPLEMENT DATED OCTOBER 29, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective December 31, 2026, Christopher James Peel will step down as a member of the portfolio management team for each fund listed in Schedule A.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Growth VIP Fund	May 1, 2026

TEMPLETON FUNDS
Templeton Foreign Fund	January 1, 2026
Templeton World Fund	January 1, 2026

TEMPLETON GROWTH FUND, INC.
Templeton Growth Fund, Inc.	January 1, 2026

Please retain this supplement for future reference.